STOCKHOLDERS' EQUITY - Stock Compensation Plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Employee Service Share-based Compensation, Allocation of Recognized Period Costs
Stock-based compensation expense	$ 44.4	$ 41.3	$ 41.5
Forfeiture rate (as a percent)	5.00%	5.00%	5.00%
Unrecognized expenses	$ 49.5
Approximate weighted average period for recognizing expenses	1 year 4 months 24 days
Income tax benefits related to stock-based compensation expense	$ 15.4	$ 15.6	$ 22.7
Discontinued Operations, Held-for-sale
Employee Service Share-based Compensation, Allocation of Recognized Period Costs
Stock-based compensation expense	36.4	33.8	35.0
Cost of operations.
Employee Service Share-based Compensation, Allocation of Recognized Period Costs
Stock-based compensation expense	23.3	18.8	24.2
General and administrative
Employee Service Share-based Compensation, Allocation of Recognized Period Costs
Stock-based compensation expense	$ 21.1	$ 22.5	$ 17.3